Stock based compensation (Details 2) (Warrant [Member])	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)		Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, Warrants Outstanding	4,050,000		4,050,000	4,100,000		4,100,000	900,000		900,000
Warrants granted	298,000		298,000	200,000		200,000	3,300,000		3,300,000
Warrants reintegrated							100,000		100,000
Warrants exercised	445,000		445,000	50,000		50,000
Warrants cancelled	50,000		50,000	200,000		200,000	200,000		200,000
Balance, Warrants Outstanding	3,853,000		3,853,000	4,050,000		4,050,000	4,100,000		4,100,000
Balance, Weighted Average Exercise Price	$ 8.14	[1]	€ 6.21	$ 8.12	[1]	€ 6.18	$ 6.89	[1]	€ 4.85
Warrants granted, Weighted Average Exercise Price	$ 14.54	[1]	€ 10.94	$ 6.14	[1]	€ 4.58	$ 8.63	[1]	€ 6.61
Warrants reintegrated, Weighted Average Exercise Price							$ 6.65	[1]	€ 4.97
Warrants cancelled, Weighted Average Exercise Price	$ 7.02	[1]	€ 5.44	$ 6.29	[1]	€ 4.50	$ 10.20	[1]	€ 6.57
Warrants exercised, Weighted Average Exercise Price	$ 6.12	[1]	€ 4.49	$ 6.29	[1]	€ 4.50
Balance, Weighted Average Exercise Price	$ 8.86	[1]	€ 6.76	$ 8.14	[1]	€ 6.21	$ 8.12	[1]	€ 6.18

[1]	Historical exchange rate at date of grant